Condensed Consolidating Financial Information - Condensed Consolidated Statements of Income (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Revenues
Rent billed	$ 32,306	$ 30,152
Straight-line rent	2,661	1,359
Income from direct financing leases	8,756	1,835
Interest and fee income	14,717	7,921
Total revenues	58,440	41,267
Expenses
Real estate depreciation and amortization	8,647	8,293
Property-related	415	227
General and administrative	7,818	7,592
Acquisition expenses	191	3,425
Total operating expenses	17,071	19,537
Operating income	41,369	21,730
Other income (expense)
Other income (expense)	(225)	(15)
Earning from equity and other interests	492
Interest income (expense)	(15,424)	(12,796)
Net other expense	(15,157)	(12,811)
Income (loss) from continuing operations	26,212	8,919
Income (loss) from discontinued operations	(2)	1,687
Net income	26,210	10,606
Net income (loss) attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders	26,156	10,564
Parent
Other income (expense)
Equity in earnings of consolidated subsidiaries net of income taxes	26,210	10,606
Net income	26,210	10,606
Net income (loss) attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders	26,156	10,564
Subsidiary Issuers
Revenues
Interest and fee income	5,057	2,944
Total revenues	5,057	2,944
Expenses
Property-related	172	131
General and administrative	6,744	6,962
Acquisition expenses	191	3,425
Total operating expenses	7,107	10,518
Operating income	(2,050)	(7,574)
Other income (expense)
Other income (expense)	(22)	(14)
Interest income (expense)	(15,517)	(12,788)
Net other expense	(15,539)	(12,802)
Income (loss) from continuing operations	(17,589)	(20,376)
Equity in earnings of consolidated subsidiaries net of income taxes	43,799	30,982
Net income	26,210	10,606
Net income (loss) attributable to non-controlling interests	(54)	(42)
Net income attributable to MPT common stockholders	26,156	10,564
Subsidiary Guarantors
Revenues
Rent billed	30,436	28,480
Straight-line rent	2,287	990
Income from direct financing leases	8,204	1,653
Interest and fee income	9,218	5,194
Total revenues	50,145	36,317
Expenses
Real estate depreciation and amortization	8,222	7,868
Property-related	196	98
Total operating expenses	8,418	7,966
Operating income	41,727	28,351
Other income (expense)
Other income (expense)	1
Interest income (expense)	310	224
Net other expense	311	224
Income (loss) from continuing operations	42,038	28,575
Income (loss) from discontinued operations	(4)	(115)
Equity in earnings of consolidated subsidiaries net of income taxes	1,121	1,121
Net income	43,155	29,581
Net income attributable to MPT common stockholders	43,155	29,581
Non-Guarantor Subsidiaries
Revenues
Rent billed	4,505	4,132
Straight-line rent	374	369
Income from direct financing leases	5,485	1,835
Interest and fee income	7,531	3,406
Total revenues	17,895	9,742
Expenses
Real estate depreciation and amortization	425	425
Property-related	7,616	4,112
General and administrative	1,074	630
Total operating expenses	9,115	5,167
Operating income	8,780	4,575
Other income (expense)
Other income (expense)	(204)	(1)
Earning from equity and other interests	492
Interest income (expense)	(7,305)	(3,854)
Net other expense	(7,017)	(3,855)
Income (loss) from continuing operations	1,763	720
Income (loss) from discontinued operations	2	1,802
Net income	1,765	2,522
Net income attributable to MPT common stockholders	1,765	2,522
Eliminations
Revenues
Rent billed	(2,635)	(2,460)
Income from direct financing leases	(4,933)	(1,653)
Interest and fee income	(7,089)	(3,623)
Total revenues	(14,657)	(7,736)
Expenses
Property-related	(7,569)	(4,114)
Total operating expenses	(7,569)	(4,114)
Operating income	(7,088)	(3,622)
Other income (expense)
Interest income (expense)	7,088	3,622
Net other expense	7,088	3,622
Equity in earnings of consolidated subsidiaries net of income taxes	(71,130)	(42,709)
Net income	(71,130)	(42,709)
Net income (loss) attributable to non-controlling interests	54	42
Net income attributable to MPT common stockholders	$ (71,076)	$ (42,667)